Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
Revenue (Tables) [Line Items]
Schedule of total revenue disaggregated by geographic region
	Nine Months Ended September 30,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$402	12%	$488	34%
Japan	2,520	79%	311	22%
Other	302	9%	630	44%
Total	$3,224	100%	$1,429	100%

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$712	35%	$1,522	37%
Japan	547	27%	1,898	46%
Other	747	38%	712	17%
Total	$2,006	100%	$4,132	100%